Property, Equipment and Software, net	9 Months Ended
Sep. 30, 2024
Property, Plant and Equipment [Abstract]
Property, Equipment and Software, net
Note 10 — Property, Equipment and Software, net
Property, equipment and software, net consists of the following (in thousands):

	Useful Life (Years)	December 31,
		2023	2022
Furniture and fixtures	5	$128	$119
Computer equipment	3	20	17
Leasehold improvements	15	36	—
Capitalized software	3	702	571
Property, equipment and software, gross		886	707
Less: accumulated depreciation and amortization		(287)	(34)
Total property, equipment and software, net		$599	$673
The Company acquired the license to its proprietary Colossus SSP platform in November 2022 from its third-party developer. The Company moved headquarters in 2022 and capitalized furniture and fixtures, computer equipment and leasehold improvements related to the move. The following table summarizes depreciation and amortization expense related to property, equipment and software by line item for the years ended December 31, 2023 and 2022 (in thousands):

	Year Ended December 31,
	2023	2022
Cost of revenues	$218	$28
General and administrative	35	6
Total depreciation and amortization	$253	$34
Note 10 — Property, Equipment and Software, net
Property, equipment and software, net consists of the following (in thousands):

	Useful Life (Years)	September 30, 2024	December 31, 2023
Furniture and fixtures	5	$137	$128
Computer equipment	3	20	20
Leasehold improvements	15	42	36
Capitalized software	3	702	702
Property, equipment and software, gross		901	886
Less: accumulated depreciation and amortization		(492)	(287)
Total property, equipment and software, net		$409	$599
The following table summarizes depreciation and amortization expense related to property, equipment and software by line item for the three and nine months ended September 30, 2024 and 2023 (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Cost of revenue	$41	$42	$125	$125
General and administrative	26	22	80	60
Total depreciation and amortization	$67	$64	$205	$185